Average Annual Total Returns - VIPSectorFunds-ServiceClass2ComboPRO - VIPSectorFunds-ServiceClass2ComboPRO - VIP Energy Portfolio	Apr. 30, 2025
VIP Energy Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	4.02%
Past 5 years	12.13%
Past 10 years	4.19%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
F1509
Average Annual Return:
Past 1 year	6.67%
Past 5 years	12.76%
Past 10 years	4.51%